OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
December 31, 2022
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(6), 12.10% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$ 5,500,000	$ 4,684,454	$ 3,999,050

Anchorage Capital CLO 4-R, Ltd.
CLO secured notes - Class E(3)(6)(11), 9.87% (LIBOR + 5.50%, due January 28, 2031)	11/04/2022	900,000	724,342	725,760

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(6), 11.35% (LIBOR + 7.27%, due October 15, 2030)	06/23/2022	6,000,000	4,072,404	3,884,400

Atrium XII
CLO secured notes - Class DR(3)(6)(9), 7.12% (LIBOR + 2.80%, due April 22, 2027)	11/09/2022	6,105,000	5,695,052	5,747,858

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(6), 10.19% (LIBOR + 5.95%, due April 20, 2030)	01/19/2022	837,000	797,722	654,116

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(6), 12.62% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,472,959	5,516,500

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(6), 10.39% (LIBOR + 6.15%, due October 20, 2030)	11/09/2022	2,100,000	1,669,405	1,644,300

Elevation CLO 2017-6, Ltd.
CLO secured notes - Class F(3)(6), 12.48% (LIBOR + 8.40%, due July 15, 2029)	08/03/2022	2,500,000	1,928,193	1,855,500

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(6), 12.08% (LIBOR + 8.00%, due October 15, 2030)	08/03/2021	3,425,000	3,120,422	2,269,405

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(6), 12.49% (LIBOR + 8.25%, due October 20, 2029)	04/20/2022	2,500,000	2,132,571	1,721,500

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 12.58% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,174,197	3,196,479	1,523,999

Midocean Credit CLO VI
CLO secured notes - Class F(3)(6), 12.25% (LIBOR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,313,347	2,839,200

Milford Park CLO, Ltd.
CLO secured notes - Class F(3)(17), 13.28% (SOFR + 9.32%, due July 20, 2035)	05/12/2022	1,000,000	961,608	888,200

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(6), 10.33% (LIBOR + 6.25%, due January 15, 2030)	01/07/2022	7,030,000	6,481,784	4,260,883

OFSI BSL VIII, Ltd.
CLO secured notes - Class E(3)(6), 10.47% (LIBOR + 6.39%, due August 16, 2029)	07/12/2022	4,000,000	2,991,305	2,991,200

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 11.30% (SOFR + 7.34%, due July 20, 2035)	05/06/2022	3,750,000	3,714,218	3,225,000

Shackleton 2015-VII-R CLO, Ltd.
CLO secured notes - Class E(3)(6), 10.28% (LIBOR + 6.20%, due July 15, 2031)	07/21/2022	1,000,000	748,414	715,500

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6), 12.29% (LIBOR + 8.10%, due July 18, 2031)	05/25/2022	1,250,000	794,474	691,000

Venture XXV CLO, Limited
CLO secured notes - Class E(3)(6), 11.44% (LIBOR + 7.20%, due April 20, 2029)	04/21/2022	2,500,000	2,217,874	1,906,250

Venture XXI CLO, Limited
CLO secured notes - Class F(3)(6), 10.68% (LIBOR + 6.60%, due July 15, 2027)	07/28/2021	1,750,000	1,496,958	1,089,900

Venture XXI CLO, Limited
CLO secured notes - Class E(3)(6)(9), 8.88% (LIBOR + 4.80%, due July 15, 2027)	12/08/2022	2,500,000	2,029,310	2,033,750

Total Structured Finance - Debt Investments			$ 59,243,295	$ 50,183,271	6.48%
Total Collateralized Loan Obligation - Debt Investments			$ 59,243,295	$ 50,183,271	6.48%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
AIG CLO 2021-2, LLC
CLO subordinated notes(5)(7), (Estimated yield 16.45%, maturity July 20, 2034)	03/18/2022	$ 2,500,000	$ 1,954,795	$ 1,700,000

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 20.16%, maturity October 17, 2034)	08/25/2021	13,548,313	8,563,217	7,316,089

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 21, 2028)	02/06/2020	20,800,000	4,969,119	1,456,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	19,500

AMMC CLO XII, Limited
CLO subordinated notes(5)(7), (Estimated yield 12.01%, maturity November 10, 2030)	09/10/2021	24,350,000	5,444,112	3,652,500

AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 26.83%, maturity April 15, 2035)	04/27/2022	19,000,000	13,709,340	13,680,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.48%, maturity April 13, 2031)	08/13/2020	11,000,000	6,279,209	4,669,323

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.51%, maturity January 28, 2031)	05/20/2019	$ 9,000,000	$ 5,243,181	$ 3,555,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.87%, maturity January 15, 2030)	07/16/2019	27,316,000	16,904,346	12,007,456

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.10%, maturity January 28, 2031)	06/02/2020	12,750,000	5,170,326	4,398,750

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.61%, maturity July 15, 2034)	06/04/2021	22,500,000	18,273,407	14,400,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	3,525,299	1,477,271

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.45%, maturity April 25, 2031)	03/14/2018	12,420,000	6,018,734	2,221,550

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.72%, maturity April 18, 2032)	05/13/2019	17,500,000	13,258,102	6,903,226

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.29%, maturity October 25, 2032)	10/27/2020	4,500,000	2,772,005	2,013,236

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 32.04%, maturity October 22, 2030)	06/24/2022	7,500,000	3,402,778	3,262,500

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 20.90%, maturity April 15, 2033)	04/01/2022	5,000,000	3,368,252	3,011,400

Apidos CLO XXIV
CLO subordinated notes(5)(7), (Estimated yield 30.72%, maturity October 20, 2030)	02/10/2022	5,000,000	1,910,113	1,750,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 17.90%, maturity January 20, 2035)	01/13/2022	9,950,000	7,422,171	6,766,000

Arcadia Warehouse 2022, Ltd.
CLO subordinated warehouse notes(4)(5)(7)(11), (Estimated yield 14.61%, maturity July 20, 2023)	01/31/2022	3,128,125	3,128,125	3,128,125

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.69%, maturity October 28, 2034)	03/06/2019	27,871,690	13,080,485	9,331,791

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.91%, maturity April 17, 2033)	08/30/2021	15,000,000	7,357,450	5,061,155

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.02%, maturity July 15, 2030)	09/13/2022	7,000,000	2,828,004	2,084,902

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.10%, maturity October 15, 2030)	02/12/2019	25,000,000	11,367,815	5,903,242

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2029)	11/30/2017	31,683,000	8,682,102	5,427,570

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.02%, maturity January 22, 2028)	06/23/2021	21,910,000	9,001,573	3,961,517

ARES XLVI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.70%, maturity January 15, 2030)	01/25/2022	6,400,000	3,765,371	2,396,325

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.04%, maturity July 22, 2030)	08/19/2022	3,600,000	1,619,493	1,242,278

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.58%, maturity January 25, 2035)	08/22/2022	21,200,000	13,125,746	11,610,793

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 16.61%, maturity October 20, 2034)	08/25/2021	13,000,000	11,334,641	9,027,988

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 20.34%, maturity January 25, 2036)	10/31/2022	9,180,000	7,597,746	7,344,000

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.28%, maturity October 20, 2034)	09/20/2021	6,000,000	4,998,559	3,240,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.11%, maturity January 18, 2035)	04/21/2022	6,000,000	3,960,433	2,940,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 14.88%, maturity January 23, 2048)	09/17/2019	21,000,000	14,178,994	10,920,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	3,324,690	591,800

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	11,500,000	486,128	80,500

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Bighorn VI, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 13.74%, maturity December 31, 2023)	09/21/2021	$ 35,670,000	$ 35,670,000	$ 35,670,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 17.86%, maturity October 20, 2030)	02/13/2020	31,480,000	16,026,425	10,457,468

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.79%, maturity April 20, 2030)	07/22/2020	9,644,700	4,072,503	2,555,846

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.77%, maturity November 15, 2030)	08/18/2020	7,397,500	3,554,145	2,515,150

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 30, 2030)	01/14/2020	13,000,000	4,898,792	2,080,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.06%, maturity October 25, 2030)	06/11/2020	17,825,000	7,027,564	5,614,875

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.00%, maturity April 20, 2035)	03/23/2022	10,700,000	10,381,533	8,988,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	-

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	1,262,302	107,792

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.27%, maturity January 15, 2031)	09/29/2021	14,500,000	4,897,424	2,827,500

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.80%, maturity July 15, 2031)	03/27/2019	7,134,333	2,722,572	1,284,180

Carlyle US CLO 2017-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.99%, maturity April 20, 2031)	01/27/2021	7,550,000	3,646,104	1,736,500

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.73%, maturity January 25, 2035)	10/21/2020	17,225,000	11,626,713	10,335,000

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.40%, maturity October 20, 2034)	08/24/2021	42,537,500	32,215,006	26,373,250

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity October 15, 2029)	05/31/2018	21,350,000	4,378,483	854,000

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.36%, maturity April 20, 2029)	02/10/2022	6,300,000	2,969,468	1,134,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.68%, maturity April 20, 2034)	03/24/2022	20,050,000	15,941,392	10,626,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.07%, maturity July 23, 2034)	02/10/2022	39,847,225	18,415,733	18,927,432

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.71%, maturity October 17, 2034)	01/28/2022	19,126,500	11,321,583	8,798,190

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.83%, maturity October 25, 2034)	03/23/2022	20,008,575	16,355,985	13,405,745

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.89%, maturity April 20, 2035)	02/16/2022	21,735,000	17,271,531	15,214,500

CIFC Fenway Warehouse II Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 15.17%, maturity October 05, 2023)	01/27/2022	11,962,500	11,962,500	11,962,500

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 0.00%, maturity October 22, 2031)	03/06/2018	18,225,000	6,993,992	3,098,250

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 17.76%, maturity January 23, 2035)	10/18/2021	27,435,000	23,107,750	18,930,150

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity November 07, 2030)	01/14/2022	40,000,000	9,661,155	2,400,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.21%, maturity January 20, 2030)	06/10/2021	22,000,000	10,633,175	5,060,000

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity April 15, 2029)	11/18/2020	9,600,000	-	48,000

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 6.08%, maturity July 15, 2030)	09/23/2021	13,100,000	6,402,964	3,864,500

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2031)	02/10/2022	9,640,783	4,578,225	2,603,011

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.16%, maturity April 14, 2034)	08/17/2022	2,120,000	1,739,154	1,472,756

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.33%, maturity July 17, 2030)	03/23/2022	$ 31,375,000	$ 22,472,532	$ 18,197,500

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.42%, maturity October 15, 2035)	10/18/2022	29,477,500	24,329,030	23,582,000

Eaton Vance CLO 2015-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.63%, maturity January 20, 2030)	02/01/2022	2,500,000	1,118,202	537,500

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.05%, maturity April 15, 2033)	02/21/2020	24,000,000	19,935,258	12,000,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.63%, maturity April 20, 2032)	02/11/2021	27,190,000	19,086,039	11,963,600

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.13%, maturity October 20, 2034)	09/21/2021	32,000,000	26,412,756	17,760,000

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.41%, maturity October 20, 2034)	01/25/2022	10,400,000	10,587,227	9,880,000

Harriman Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.65%, maturity April 20, 2034)	01/24/2022	2,000,000	1,819,635	1,340,000

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.70%, maturity July 18, 2029)	06/19/2020	25,500,000	7,933,034	2,932,500

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.28%, maturity October 15, 2030)	08/03/2021	18,125,000	6,488,433	4,082,656

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 16.92%, maturity January 20, 2028)	10/21/2021	24,460,380	11,346,442	8,438,831

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7)(8), (Estimated yield 18.33%, maturity January 23, 2035)	11/12/2021	24,174,000	22,120,554	18,181,268

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 38.57%, maturity July 22, 2031)	05/24/2022	20,000,000	8,659,909	7,400,000

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 20.40%, maturity January 21, 2035)	12/07/2021	30,552,500	23,259,759	21,997,800

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.31%, maturity January 14, 2028)	09/22/2020	3,950,000	1,007,936	711,000

LCM 35 Ltd.
CLO income notes(5)(7), (Estimated yield 18.47%, maturity October 15, 2034)	10/28/2021	28,000,000	21,975,262	15,914,203

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	5,309,310	1,964

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 23, 2047)	01/21/2022	11,000,000	3,661,544	2,420,000

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.41%, maturity April 19, 2030)	09/17/2019	21,500,000	8,001,533	5,267,500

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 27, 2026)	03/07/2019	34,300,000	-	68,600

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.43%, maturity October 15, 2032)	01/26/2022	7,000,000	4,932,368	3,780,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.29%, maturity October 20, 2029)	03/28/2019	3,568,750	1,922,365	1,177,688

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.15%, maturity July 15, 2030)	02/01/2022	4,267,000	2,746,155	2,088,111

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.07%, maturity April 15, 2047)	02/23/2018	17,550,000	10,480,495	7,654,616

Madison Park Funding XXXVIII, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 21.25%, maturity July 17, 2034)	05/14/2021	21,250,000	17,145,471	15,725,000

Madison Park Funding LII, Ltd.
CLO income notes(5)(7), (Estimated yield 20.78%, maturity January 22, 2035)	11/22/2021	15,365,000	11,921,199	10,755,500

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 26.09%, maturity April 22, 2027)	10/08/2015	39,075,000	17,035,676	12,894,750

Man GLG US CLO 2018-2 Ltd.
CLO subordinated notes(5)(7)(8)(10), (Estimated yield 0.00%, maturity October 15, 2028)	02/18/2021	32,000,000	-	64,000

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 0.00%, maturity December 18, 2047)	05/07/2019	8,500,000	3,280,501	1,190,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.28%, maturity October 15, 2050)	01/25/2022	$ 26,500,000	$ 20,891,201	$ 16,695,000

Midocean Credit CLO II
CLO income notes(5)(7), (Estimated yield 0.00%, maturity January 29, 2030)	06/17/2021	13,600,000	3,256,849	680,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	5,917,837	999,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 11.06%, maturity April 20, 2033)	11/08/2016	29,700,000	22,077,593	12,028,500

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.46%, maturity July 20, 2035)	05/12/2022	32,960,000	27,382,595	27,027,200

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 16.19%, maturity April 28, 2034)	11/10/2021	11,000,000	4,163,079	2,970,000

Nassau 2017-II Ltd.
CLO income notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	8,200,260	976,000

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.64%, maturity January 28, 2030)	01/26/2022	7,800,000	2,757,346	1,872,000

NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity November 13, 2031)	12/18/2019	6,975,000	2,943,076	1,395,000

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.59%, maturity October 20, 2034)	09/02/2021	30,000,000	24,891,994	22,200,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.84%, maturity October 20, 2030)	08/25/2022	11,000,000	4,619,301	4,070,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	474,040	52,000

OCP CLO 2020-18, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.75%, maturity July 20, 2032)	08/16/2022	22,500,000	10,251,707	8,662,500

OCP CLO 2021-22, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.47%, maturity December 02, 2034)	07/26/2022	7,950,000	6,083,384	5,883,000

Octagon Investment Partners XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.54%, maturity January 25, 2031)	05/18/2021	9,300,500	2,536,413	1,395,075

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.82%, maturity January 22, 2030)	06/07/2018	32,055,000	11,926,033	6,250,725

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.72%, maturity April 15, 2031)	08/24/2021	10,250,000	5,275,582	3,248,938

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.24%, maturity July 20, 2030)	09/13/2022	10,000,000	4,455,632	3,900,000

Octagon Investment Partners 39, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.24%, maturity October 20, 2030)	04/27/2022	2,800,000	1,332,654	1,050,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.20%, maturity January 20, 2035)	02/14/2019	7,000,000	4,438,568	3,780,000

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.13%, maturity October 20, 2034)	07/25/2022	10,250,000	8,208,859	7,585,000

Octagon 57, Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 21.59%, maturity October 15, 2034)	10/13/2021	31,725,000	25,489,541	21,905,468

Octagon 60, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 20.06%, maturity October 20, 2035)	09/08/2022	35,750,000	29,892,020	28,600,000

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	3,682,442	850,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	3,829,009	704,361

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.54%, maturity October 20, 2031)	06/24/2022	13,000,000	2,297,885	1,755,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.94%, maturity July 15, 2034)	12/07/2015	31,810,472	14,354,648	10,464,546

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.48%, maturity January 15, 2035)	04/29/2022	34,000,000	17,165,020	14,846,852

Race Point IX CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 10.54%, maturity October 15, 2030)	06/23/2021	2,394,474	739,088	431,005

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Regatta Charlie
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 13.95%, maturity July 13, 2023)	02/04/2022	$ 6,693,750	$ 6,693,750	$ 6,693,750

Regatta VI Funding Ltd.
CLO income notes(5)(7)(8), (Estimated yield 9.67%, maturity April 20, 2034)	10/21/2021	22,000,000	11,536,532	7,790,673

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7)(8)(11), (Estimated yield 18.45%, maturity January 15, 2034)	02/18/2021	28,886,856	22,267,730	19,433,472

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.94%, maturity July 20, 2035)	05/06/2022	24,000,000	17,997,977	17,760,000

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 16.26%, maturity January 20, 2035)	11/04/2021	22,496,000	18,510,415	14,788,878

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.36%, maturity January 18, 2034)	03/18/2022	2,400,000	1,385,188	1,152,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.20%, maturity July 20, 2035)	05/06/2022	34,068,750	27,988,065	22,144,688

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.96%, maturity April 20, 2034)	04/26/2021	28,750,000	23,250,864	18,644,213

Romark CLO – V Ltd.
CLO income notes(5)(7)(8), (Estimated yield 15.50%, maturity January 15, 2035)	11/18/2021	27,000,000	21,030,726	15,204,783

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.58%, maturity April 13, 2031)	08/14/2018	24,500,000	7,415,740	3,512,025

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.51%, maturity May 07, 2031)	09/17/2019	20,750,000	7,544,590	4,357,500

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.39%, maturity July 21, 2034)	07/19/2021	22,860,000	19,252,706	15,316,200

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.89%, maturity July 18, 2031)	05/04/2021	44,500,000	6,849,124	1,557,500

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2031)	05/01/2018	24,656,983	5,411,947	862,994

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.54%, maturity July 26, 2031)	07/07/2021	13,000,000	7,184,249	2,210,000

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.89%, maturity July 25, 2034)	10/13/2022	6,125,000	3,831,007	3,736,250

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	4,817,476	446,615

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 12.41%, maturity April 18, 2036)	02/02/2017	14,200,000	9,018,587	6,205,473

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.15%, maturity January 20, 2031)	03/02/2022	25,400,000	18,234,748	13,462,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,683,974	63,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,738,262	403,871

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	15,992,521	5,346,426	1,919,103

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	6,500,428	574,955

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,459,356	300,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.66%, maturity January 15, 2031)	02/09/2022	18,500,000	9,649,023	5,365,000

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 30.78%, maturity July 19, 2034)	05/24/2022	4,125,000	1,431,998	1,113,750

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
December 31, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 15.58%, maturity April 20, 2029)	09/25/2020	$ 13,750,000	$ 3,560,941	$ 2,431,170

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 6.89%, maturity July 15, 2032)	05/28/2019	8,500,000	5,972,187	3,485,000

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity November 24, 2031)	10/16/2020	17,580,000	-	-

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 21.27%, maturity January 20, 2034)	04/06/2022	9,000,000	7,304,540	5,850,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 18.28%, maturity April 15, 2034)	03/15/2021	7,000,000	5,840,318	4,639,245

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 21.38%, maturity October 20, 2034)	08/16/2021	24,750,000	19,612,190	15,221,250

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.81%, maturity October 20, 2031)	02/05/2019	26,250,000	9,276,104	4,462,500

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.78%, maturity October 20, 2034)	08/17/2022	24,900,000	17,009,652	15,189,000

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.86%, maturity July 16, 2034)	03/08/2022	15,500,000	12,220,761	10,075,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.76%, maturity October 20, 2031)	05/03/2022	10,500,000	8,538,721	7,455,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,526,581	660,000

Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(8)(11), (Estimated yield 21.01%, maturity July 20, 2032)	12/03/2020	7,310,000	4,009,639	2,427,105

Wellfleet CLO 2017-1, Ltd.
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 20, 2029)	11/03/2021	2,000,000	987,347	200,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	192,723	162,000

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 19.83%, maturity July 20, 2034)	05/14/2021	30,700,000	23,946,590	19,581,813

York CLO-5 Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 17.68%, maturity October 22, 2031)	05/20/2021	24,625,000	14,140,749	10,559,496

York CLO-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 31.64%, maturity January 22, 2031)	05/18/2022	8,029,000	3,458,702	3,091,165

Zais CLO 7, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2030)	06/29/2021	9,200,000	2,298,950	920,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,500,000	1,458,296	455,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	6,559,281	2,921,000

Other CLO equity related investments

Point AU Roche Park CLO, Ltd.
CLO M1 fee notes, (Maturity July 20, 2031)	5/28/2021		155,044	131,869

Point AU Roche Park CLO, Ltd.
CLO M2 fee notes, (Maturity July 20, 2034)	5/28/2021		279,479	251,385

Rockford Tower CLO 2021-3, Ltd.
CLO fee notes(11), (Maturity October 20, 2034)	9/22/2021		451,312	407,606

CLO other(8)	Various(16)		3,179,329	2,109,098

Total Structured Finance - Equity Investments			$ 1,600,130,603	$ 1,155,488,607	149.16%
Total Collateralized Loan Obligation - Equity Investments			$ 1,600,130,603	$ 1,155,488,607	149.16%

Total Investments			$ 1,659,373,898	$ 1,205,671,878	155.64%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares(12)(18)		44,716,689	$ 44,716,689	$ 44,716,689

Total Cash Equivalents			$ 44,716,689	$ 44,716,689	5.78%

Total Investments and Cash Equivalents			$ 1,704,090,587	$ 1,250,388,567	161.42%

(Continued on next page)

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.

(6) The CLO secured notes generally bear interest at a rate determined by reference to the three-month London Interbank Offered Rate "LIBOR" which resets quarterly.  For each CLO debt investment, the rate provided is as of December 31, 2022.

(7)  The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from CLO equity investments.

(9) Investment has not made inaugural distribution for relevant period end. Please refer to "Note 3. Summary of Significant Accounting Policies - Investment Income" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2022.

(10) The CLO equity investment was optionally redeemed. Please refer to "Note 3. Summary of Significant Accounting Policies - Securities Transactions" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2022.

(11) Investment is co-invested with the Fund’s affiliates. See “Note 5. Related Party Transactions” in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2022.
(12) Represents cash equivalents held in a money market account as of December 31, 2022.

(13) The fair value of the investment was determined using significant unobservable inputs.  Please refer to "Note 4. Fair Value" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2022.

(14) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15) Acquisition date represents the initial date of purchase.
(16) Cost and fair value total represents multiple investments which were purchased within one year prior to December 31, 2022.
(17) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate "SOFR".
(18) Investment represents greater than 5% of net assets.